Performance by Geographic Area Performance by Geographic Area (Tables)	12 Months Ended
Dec. 31, 2015
Segments, Geographical Areas [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

		December 31	Year Ended December 31
(Dollars in millions)	Year	Total Assets (1)	Total Revenue, Net of Interest Expense (2)	Income Before Income Taxes	Net Income (Loss)
U.S. (3)	2015	$1,849,099	$72,117	$20,064	$14,637
	2014	1,792,724	74,607	5,751	3,992
	2013		75,172	11,782	9,696
Asia (4)	2015	86,994	3,524	726	457
	2014	92,005	3,605	759	473
	2013		4,442	1,382	887
Europe, Middle East and Africa	2015	178,899	6,081	938	516
	2014	190,365	6,409	1,098	813
	2013		6,353	1,003	(403)
Latin America and the Caribbean	2015	29,295	1,243	342	226
	2014	29,445	1,273	355	242
	2013		1,535	566	359
Total Non-U.S.	2015	295,188	10,848	2,006	1,199
	2014	311,815	11,287	2,212	1,528
	2013		12,330	2,951	843
Total Consolidated	2015	$2,144,287	$82,965	$22,070	$15,836
	2014	2,104,539	85,894	7,963	5,520
	2013		87,502	14,733	10,539

(1)	Total assets include long-lived assets, which are primarily located in the U.S.

(2)	There were no material intercompany revenues between geographic regions for any of the periods presented.

(3)	Substantially reflects the U.S.

(4)	Amounts include pretax gains of $753 million ($474 million net-of-tax) on the sale of common shares of CCB during 2013.